Classification of financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Classification of financial assets and liabilities
Classification of financial assets and liabilities

Note 12. Classification of financial assets and liabilities

Financial assets by accounting category

	December 31, 2023
	Financial assets at fair value		Amortized cost	Total
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting
Cash and cash equivalents	—	—	3,482	3,482
Treasuries/government bonds	11,525	—	—	11,525
Other interest-bearing securities except loans	41,561	—	—	41,561
Loans in the form of interest-bearing securities	—	—	51,227	51,227
Loans to credit institutions	—	—	19,009	19,009
Loans to the public	—	—	224,165	224,165
Derivatives	5,686	746	—	6,432
Total financial assets	58,772	746	297,883	357,401

	December 31, 2022
	Financial assets at fair value
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	4,060	4,060
Treasuries/government bonds	15,048	—	—	15,048
Other interest-bearing securities except loans	57,144	—	—	57,144
Loans in the form of interest-bearing securities	—	—	54,257	54,257
Loans to credit institutions	—	—	22,145	22,145
Loans to the public	—	—	207,737	207,737
Derivatives	8,718	1,586	—	10,304
Total financial assets	80,910	1,586	288,199	370,695

Financial liabilities by accounting category

	December 31, 2023
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,628	3,628
Debt securities issued	0	20,499	—	293,609	314,108
Derivatives	9,469	—	3,168	—	12,637
Total financial liabilities	9,469	20,499	3,168	297,237	330,373

	December 31, 2022
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	7,153	7,153
Debt securities issued	0	28,788	—	290,329	319,117
Derivatives	953	—	12,234	—	13,187
Total financial liabilities	953	28,788	12,234	297,482	339,457